Short-Term Bank Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Abstract]
Short term bank loan maturity term	1 year	1 year
Maturity term for short term loan	$ 1,143,217	$ 1,298,081